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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07677

Profit Funds Investment Trust
(Exact name of registrant as specified in charter)

6701 Democracy Blvd., Suite 300 Bethesda, Maryland	20817
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management, LLC 6701 Democracy Blvd., Suite 300 Bethesda, Maryland 20817
(Name and address of agent for service)

Registrant's telephone number, including area code:	(301) 650-0059

Date of fiscal year end:	September 30

Date of reporting period:	July 1, 2016 – September 28, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 18, 2017

*	Print the name and title of each signing officer under his or her signature.

EXHIBIT A

THE PROFIT FUND
PROXY VOTING RECORD
July 1, 2016 – September 28, 2016

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Michael Kors Holdings Limited	KORS	G60754101	8/4/2016	Elect Director Michael Kors	Management	Yes	For	For
Michael Kors Holdings Limited	KORS	G60754101	8/4/2016	Elect Director Judy Gibbons	Management	Yes	For	For
Michael Kors Holdings Limited	KORS	G60754101	8/4/2016	Elect Director Jane Thompson	Management	Yes	For	For
Michael Kors Holdings Limited	KORS	G60754101	8/4/2016	Ratify Ernst & Young LLP as Auditors	Management	Yes	For	For
Michael Kors Holdings Limited	KORS	G60754101	8/4/2016	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	Yes	For	For
NIKE, Inc.	NKE	654106103	9/22/2016	Elect Director Alan B. Graf, Jr.	Management	Yes	For	For
NIKE, Inc.	NKE	654106103	9/22/2016	Elect Director Michelle A. Peluso	Management	Yes	For	For
NIKE, Inc.	NKE	654106103	9/22/2016	Elect Director Phyllis M. Wise	Management	Yes	For	For
NIKE, Inc.	NKE	654106103	9/22/2016	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	Yes	For	For
NIKE, Inc.	NKE	654106103	9/22/2016	Amend Qualified Employee Stock Purchase Plan	Management	Yes	For	For
NIKE, Inc.	NKE	654106103	9/22/2016	Report on Political Contributions	Share Holder	Yes	For	Against
NIKE, Inc.	NKE	654106103	9/22/2016	Ratify PricewaterhouseCoopers LLP as Auditors	Management	Yes	For	For